Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000226667
Shareholder Report [Line Items]
Fund Name	State Street U.S. Core Equity Fund
Trading Symbol	SSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 5,217,030,040
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$5,217,030,040 Number of Portfolio Holdings95 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.7%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.1%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%

C000226666
Shareholder Report [Line Items]
Fund Name	State Street Income Fund
Trading Symbol	SSASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 921,415,236
Holdings Count | Holding	1,307
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$921,415,236 Number of Portfolio Holdings1,307 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Security Type

Asset	%
U.S. Treasuries	31.5%
Corporate Notes	31.4%
Agency Mortgage Backed	28.9%
Short-Term Investments	20.0%
Non-Agency Collateralized Mortgage Obligations	5.6%
Agency Collateralized Mortgage Obligations	0.7%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 04/01/55	4.9%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 04/01/55	4.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 04/01/55	3.8%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 04/01/55	2.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.6%
U.S. Treasury Notes, 4.25%, due 12/31/25	2.4%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.3%
U.S. Treasury Notes, 3.50%, due 04/30/28	2.2%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.0%